UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Tammie Lee, Esq.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

UBS-HALO Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2017

Common stocks
Automobiles	5.39%
Banks	24.50
Beverages	2.16
Electronic equipment, instruments & components	2.86
Food & staples retailing	2.21
Insurance	4.52
Internet software & services	11.07
Media	5.82
Metals & mining	6.74
Oil, gas & consumable fuels	6.98
Paper & forest products	2.23
Personal products	2.77
Real estate management & development	2.98
Semiconductors & semiconductor equipment	5.62
Technology hardware, storage & peripherals	7.27
Wireless telecommunication services	3.79

Total common stocks	96.91%
Short-term investment	2.36

Total investments	99.27%
Cash and other assets, less liabilities	0.73

Net assets	100.00%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 96.91%
Bermuda: 3.04%
Brilliance China Automotive Holdings Ltd.	900,000	$1,505,501

Brazil: 6.98%
Banco Bradesco SA ADR*	206,259	2,112,092
Vale SA (Preference)*	149,520	1,347,333

Total Brazil common stocks		3,459,425

Cayman Islands: 14.05%
Alibaba Group Holding Ltd. ADR*	23,000	2,480,090
Baidu, Inc. ADR*	10,300	1,776,956
China Resources Land Ltd.	546,766	1,477,460
Tencent Holdings Ltd.	42,900	1,229,894

Total Cayman Islands common stocks		6,964,400

China: 6.39%
China Construction Bank Corp., H Shares	1,153,000	927,266
Ping An Insurance Group Co. of China Ltd., H Shares	400,000	2,238,950

Total China common stocks		3,166,216

Hong Kong: 3.79%
China Mobile Ltd.	171,500	1,876,867

India: 8.25%
Bharat Petroleum Corp. Ltd.	102,262	1,023,407
HDFC Bank Ltd.	85,566	1,900,874
Mahindra & Mahindra Ltd.	58,691	1,163,155

Total India common stocks		4,087,436

Indonesia: 4.02%
Bank Mandiri Persero Tbk. PT	2,269,000	1,992,218

Mexico: 2.87%
Grupo Financiero Banorte SAB de CV, Class O	247,200	1,421,493

Poland: 1.88%
Powszechna Kasa Oszczednosci Bank Polski SA*	115,107	930,562

Russia: 8.22%
LUKOIL PJSC ADR	25,917	1,375,156
Magnit PJSC GDR[1]	28,667	1,095,080
Sberbank of Russia PJSC	563,946	1,601,325

Total Russia common stocks		4,071,561

South Africa: 5.82%
Naspers Ltd., Class N	16,717	2,884,551

South Korea: 14.05%
LG Household & Health Care Ltd.	1,889	1,369,918
POSCO	7,663	1,994,038
Samsung Electronics Co. Ltd.	1,954	3,599,428

Total South Korea common stocks		6,963,384

Taiwan: 8.48%
Largan Precision Co. Ltd.	9,000	1,417,813
Taiwan Semiconductor Manufacturing Co. Ltd.	447,000	2,784,313

Total Taiwan common stocks		4,202,126

Thailand: 6.84%
Bangkok Bank PCL (Registered)	237,700	1,255,512
Thai Beverage PCL	1,593,400	1,070,734
Thai Oil PCL	482,800	1,060,790

Total Thailand common stocks		3,387,036

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Common stocks — (concluded)
United Kingdom: 2.23%
Mondi plc	45,728	$1,104,029

Total common stocks (cost $38,627,757 )		48,016,805

Short-term investment: 2.36%
Investment company: 2.36%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,168,008)	1,168,008	1,168,008

Total investments: 99.27% (cost $39,795,765)		49,184,813
Cash and other assets, less liabilities: 0.73%		364,084

Net assets: 100.00%		$49,548,897

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,969,374
Gross unrealized depreciation	(580,326)

Net unrealized appreciation of investments	$9,389,048

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$48,016,805	$—	$—	$48,016,805
Short-term investment	1,168,008	—	—	1,168,008
Total	$49,184,813	$—	$—	$49,184,813

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS International Equity Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2017

Common stocks
Aerospace & defense	2.02%
Airlines	1.46
Auto components	2.67
Automobiles	2.67
Banks	12.76
Biotechnology	2.30
Capital markets	1.05
Chemicals	3.62
Commercial services & supplies	1.45
Diversified financial services	3.92
Diversified telecommunication services	4.47
Electric utilities	0.72
Food & staples retailing	3.64
Health care providers & services	2.14
Hotels, restaurants & leisure	0.97
Household durables	2.60
Industrial conglomerates	1.72
Insurance	3.24
IT services	1.60
Life sciences tools & services	1.44
Machinery	2.37
Marine	0.93
Media	1.06
Metals & mining	5.22
Oil, gas & consumable fuels	8.21
Personal products	2.44
Pharmaceuticals	4.92
Real estate management & development	1.11
Semiconductors & semiconductor equipment	2.98
Software	2.55
Specialty retail	1.25
Tobacco	4.14
Trading companies & distributors	1.40
Transportation infrastructure	0.93
Wireless telecommunication services	1.83

Total common stocks	97.80%
Short-term investment	0.33

Total investments	98.13%
Cash and other assets, less liabilities	1.87

Net assets	100.00%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 97.80%
Australia: 2.36%
Rio Tinto Ltd.	8,868	$409,626
Wesfarmers Ltd.	21,037	724,377

Total Australia common stocks		1,134,003

Austria: 1.98%
Erste Group Bank AG	29,175	950,057

Belgium: 0.32%
Galapagos NV*	1,773	154,303

Bermuda: 1.72%
Jardine Matheson Holdings Ltd.	12,900	828,825

Canada: 5.60%
Enerplus Corp.	14,157	114,014
Husky Energy, Inc.*	44,004	496,672
Suncor Energy, Inc.	31,768	975,364
Toronto-Dominion Bank (The)	22,071	1,105,500

Total Canada common stocks		2,691,550

Denmark: 0.93%
AP Moller - Maersk A/S, Class B	269	446,302

Finland: 0.79%
Sampo OYJ, Class A	8,060	382,285

France: 7.31%
Credit Agricole SA	72,025	975,821
Peugeot SA	22,379	450,620
Sanofi	9,371	845,945
Societe Generale SA	12,526	635,398
Thales SA	6,292	608,537

Total France common stocks		3,516,321

Germany: 11.22%
Deutsche Telekom AG (Registered)	83,564	1,464,224
Fresenius SE & Co. KGaA	12,824	1,030,563
Infineon Technologies AG	26,351	538,190
KION Group AG	11,488	750,398
MTU Aero Engines AG	2,803	364,660
SAP SE	6,375	625,542
thyssenkrupp AG	25,381	621,675

Total Germany common stocks		5,395,252

Hong Kong: 2.79%
AIA Group Ltd.	158,445	999,010
Power Assets Holdings Ltd.	40,000	344,850

Total Hong Kong common stocks		1,343,860

Ireland: 2.91%
ICON plc*	8,700	693,564
Ryanair Holdings plc ADR*	8,487	704,251

Total Ireland common stocks		1,397,815

Italy: 5.75%
Atlantia SpA	17,392	449,002
Autogrill SpA	46,803	464,843
Banca Mediolanum SpA	140,308	1,027,557
Intesa Sanpaolo SpA	205,207	557,357
UniCredit SpA*	17,256	266,006

Total Italy common stocks		2,764,765

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Common stocks — (concluded)
Japan: 21.85%
ABC-Mart, Inc.	10,300	$602,290
Chugai Pharmaceutical Co. Ltd.	8,300	285,166
Inpex Corp.	65,000	639,024
KDDI Corp.	33,600	881,875
Matsui Securities Co. Ltd.	64,300	503,057
Mitsui Fudosan Co. Ltd.	25,000	533,100
ORIX Corp.	57,900	856,824
Santen Pharmaceutical Co. Ltd.	19,500	282,350
Shin-Etsu Chemical Co. Ltd.	11,400	987,529
Shionogi & Co. Ltd.	5,500	283,966
Sony Corp.	36,900	1,248,230
Sumitomo Electric Industries Ltd.	37,900	628,433
THK Co. Ltd.	15,400	387,732
Tokyo Electron Ltd.	8,200	895,275
Toyota Industries Corp.	13,200	655,672
Toyota Motor Corp.	15,400	835,775

Total Japan common stocks		10,506,298

Jersey: 3.00%
Glencore plc*	124,027	486,614
Shire plc	16,332	953,751

Total Jersey common stocks		1,440,365

Netherlands: 5.61%
ASR Nederland NV*	6,275	178,902
Koninklijke Ahold Delhaize NV	27,756	593,979
Koninklijke DSM NV	11,119	752,153
Unilever NV CVA	23,578	1,171,376

Total Netherlands common stocks		2,696,410

Norway: 2.87%
Statoil ASA	40,791	696,937
Telenor ASA	41,112	684,226

Total Norway common stocks		1,381,163

Spain: 2.41%
Banco Santander SA	106,016	649,747
Mediaset Espana Comunicacion SA	39,426	508,291

Total Spain common stocks		1,158,038

Switzerland: 1.39%
Roche Holding AG	2,625	670,369

United Kingdom: 16.99%
Anglo American plc*	37,453	572,249
Ashtead Group plc	32,429	671,619
Babcock International Group plc	62,885	694,916
BP plc	178,794	1,024,962
British American Tobacco plc	29,962	1,989,588
HSBC Holdings plc	122,266	997,095
Rio Tinto plc	10,472	421,098
Sage Group plc (The)	75,845	599,140
Tesco plc*	186,630	433,986
Worldpay Group plc[1]	207,413	767,649

Total United Kingdom common stocks		8,172,302

Total common stocks (cost $43,201,465 )		47,030,283

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Short-term investment: 0.33%
Investment company: 0.33%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $160,126)	160,126	$160,126

Total investments: 98.13% (cost $43,361,591)		47,190,409
Cash and other assets, less liabilities: 1.87%		900,376

Net assets: 100.00%		$48,090,785

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,954,016
Gross unrealized depreciation	(2,125,198)

Net unrealized appreciation of investments	$3,828,818

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	3,355,000	USD	3,630,365	06/27/17	$36,526
JPMCB	GBP	2,380,000	USD	2,977,035	06/27/17	(11,100)
JPMCB	HKD	5,390,000	USD	695,206	06/27/17	419
JPMCB	NOK	9,570,000	USD	1,129,180	06/27/17	13,606
JPMCB	USD	1,193,056	AUD	1,565,000	06/27/17	729
JPMCB	USD	1,789,058	CAD	2,385,000	06/27/17	6,519
JPMCB	USD	1,123,059	CHF	1,110,000	06/27/17	(9,150)
JPMCB	USD	301,260	DKK	2,070,000	06/27/17	(3,128)
JPMCB	USD	331,389	ILS	1,205,000	06/27/17	2,171
JPMCB	USD	479,093	JPY	53,000,000	06/27/17	(1,404)
JPMCB	USD	1,096,625	SEK	9,620,000	06/27/17	(18,526)
JPMCB	USD	507,549	SGD	710,000	06/27/17	342
Net unrealized appreciation on forward foreign currency contracts						$17,004

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$47,030,283	$—	$—	$47,030,283
Short-term investment	160,126	—	—	160,126
Forward foreign currency contracts	—	60,312	—	60,312
Total	$47,190,409	$60,312	$—	$47,250,721

Liability
Forward foreign currency contracts	$—	$(43,308)	$—	$(43,308)

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2017

Common stocks
Aerospace & defense	1.55%
Auto components	1.30
Automobiles	1.97
Banks	5.40
Beverages	2.97
Biotechnology	4.43
Chemicals	1.54
Communications equipment	1.42
Consumer finance	2.33
Diversified financial services	0.97
Electronic equipment, instruments & components	2.94
Energy equipment & services	1.91
Equity real estate investment trusts (REITs)	1.27
Food & staples retailing	3.97
Food products	3.49
Health care equipment & supplies	0.89
Health care providers & services	5.24
Hotels, restaurants & leisure	2.16
Household durables	2.97
Industrial conglomerates	2.11
Insurance	8.86
Internet & direct marketing retail	4.99
Internet software & services	3.48
IT services	1.93
Life sciences tools & services	2.44
Machinery	2.83
Media	5.54
Oil, gas & consumable fuels	5.49
Pharmaceuticals	7.72
Road & rail	1.74
Semiconductors & semiconductor equipment	13.30
Software	6.87
Technology hardware, storage & peripherals	2.10
Tobacco	4.83
Wireless telecommunication services	1.42

Total common stocks	124.37%
Short-term investment	0.33

Total investments before investments sold short	124.70%

Investments sold short
Common stocks
Aerospace & defense	(0.33)%
Beverages	(1.00)
Biotechnology	(1.99)
Capital markets	(1.01)
Commercial services & supplies	(1.43)
Communications equipment	(0.74)
Electronic equipment, instruments & components	(1.22)
Food products	(0.99)
Health care equipment & supplies	(1.63)
Health care providers & services	(1.46)
Hotels, restaurants & leisure	(2.27)
Household products	(0.38)
Insurance	(1.06)
Internet & direct marketing retail	(0.12)
Internet software & services	(0.65)
IT services	(0.35)
Life sciences tools & services	(1.69)
Oil, gas & consumable fuels	(0.49)
Personal products	(0.22)
Semiconductors & semiconductor equipment	(2.73)
Software	(2.25)
Specialty retail	(1.48)

Total investments sold short	(25.49)%
Total investments, net of investments sold short	99.21%
Cash and other assets, less liabilities	0.79

Net assets	100.00%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 124.37%
Aerospace & defense: 1.55%
United Technologies Corp.[1]	32,517	$3,648,733

Auto components: 1.30%
Delphi Automotive plc	38,000	3,058,620

Automobiles: 1.97%
General Motors Co.[1]	131,181	4,638,560

Banks: 5.40%
JPMorgan Chase & Co.[1]	56,439	4,957,602
US Bancorp[1]	101,948	5,250,322
Wells Fargo & Co.[1]	44,327	2,467,240

		12,675,164

Beverages: 2.97%
PepsiCo, Inc.[1]	62,356	6,975,142

Biotechnology: 4.43%
Alnylam Pharmaceuticals, Inc.*,1	37,126	1,902,708
Biogen, Inc.*	9,970	2,725,997
Bioverativ, Inc.*	4,985	271,483
Emergent BioSolutions, Inc.*	48,024	1,394,617
Incyte Corp.*	12,375	1,654,166
Lexicon Pharmaceuticals, Inc.*,1	143,027	2,051,007
TG Therapeutics, Inc.*,1	34,552	402,531

		10,402,509

Chemicals: 1.54%
LyondellBasell Industries NV, Class A	39,585	3,609,756

Communications equipment: 1.42%
Arista Networks, Inc.*,1	25,261	3,341,272

Consumer finance: 2.33%
American Express Co.[1]	29,239	2,313,097
Synchrony Financial	92,000	3,155,600

		5,468,697

Diversified financial services: 0.97%
Voya Financial, Inc.	60,190	2,284,812

Electronic equipment, instruments & components: 2.94%
Flex Ltd.*	185,100	3,109,680
Jabil Circuit, Inc.[1]	131,641	3,807,058

		6,916,738

Energy equipment & services: 1.91%
Halliburton Co.[1]	71,167	3,502,128
Noble Corp. plc*,1	158,500	981,115

		4,483,243

Equity real estate investment trusts (REITs): 1.27%
Simon Property Group, Inc.,[1]	17,400	2,993,322

Food & staples retailing: 3.97%
Kroger Co. (The)	151,154	4,457,532
Walgreens Boots Alliance, Inc.[1]	58,524	4,860,418

		9,317,950

Food products: 3.49%
Mondelez International, Inc., Class A1	190,499	8,206,697

Health care equipment & supplies: 0.89%
Wright Medical Group NV*	67,206	2,091,451

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Common stocks — (continued)
Health care providers & services: 5.24%
Cigna Corp.	22,844	$3,346,417
Laboratory Corp. of America Holdings*	21,257	3,049,742
UnitedHealth Group, Inc.[1]	36,093	5,919,613

		12,315,772

Hotels, restaurants & leisure: 2.16%
Norwegian Cruise Line Holdings Ltd.*	100,100	5,078,073

Household durables: 2.97%
Lennar Corp., Class A1	61,676	3,157,195
Newell Brands, Inc.	80,996	3,820,581

		6,977,776

Industrial conglomerates: 2.11%
General Electric Co.[1]	166,131	4,950,704

Insurance: 8.86%
Allstate Corp. (The)	70,646	5,756,943
Aon plc[1]	35,300	4,189,757
Marsh & McLennan Cos., Inc.	78,469	5,798,074
MetLife, Inc.[1]	95,891	5,064,963

		20,809,737

Internet & direct marketing retail: 4.99%
Amazon.com, Inc.*,1	9,413	8,345,001
Expedia, Inc.[1]	26,820	3,383,879

		11,728,880

Internet software & services: 3.48%
Facebook, Inc., Class A*,1	57,559	8,176,256

IT services: 1.93%
Visa, Inc., Class A1	50,999	4,532,281

Life sciences tools & services: 2.44%
Bio-Rad Laboratories, Inc., Class A*,1	28,699	5,720,859

Machinery: 2.83%
Caterpillar, Inc.[1]	52,361	4,857,006
Colfax Corp.*,1	45,629	1,791,395

		6,648,401

Media: 5.54%
CBS Corp. (Non-Voting), Class B1	77,802	5,396,347
Walt Disney Co. (The)[1]	67,224	7,622,529

		13,018,876

Oil, gas & consumable fuels: 5.49%
Delek US Holdings, Inc.	97,969	2,377,708
EOG Resources, Inc.[1]	42,838	4,178,847
Hess Corp.	29,042	1,400,115
Laredo Petroleum, Inc.*,1	163,832	2,391,947
Oasis Petroleum, Inc.*,1	179,623	2,561,424

		12,910,041

Pharmaceuticals: 7.72%
Allergan plc[1]	19,656	4,696,212
Catalent, Inc.*,1	128,487	3,638,752
Eli Lilly & Co.[1]	64,049	5,387,161
Mallinckrodt plc*,1	50,758	2,262,284
Medicines Co. (The)*,1	44,209	2,161,820

		18,146,229

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Common stocks — (continued)
Road & rail: 1.74%
Union Pacific Corp.[1]	38,673	$4,096,244

Semiconductors & semiconductor equipment: 13.30%
Applied Materials, Inc.	90,000	3,501,000
Cirrus Logic, Inc.*	42,756	2,594,862
Lam Research Corp.	28,087	3,605,247
Marvell Technology Group Ltd.	260,907	3,981,441
Micron Technology, Inc.*,1	179,081	5,175,441
Microsemi Corp.*	54,899	2,828,946
ON Semiconductor Corp.*,1	207,358	3,211,975
Qorvo, Inc.*,1	45,527	3,121,331
Skyworks Solutions, Inc.[1]	32,886	3,222,170

		31,242,413

Software: 6.87%
Activision Blizzard, Inc.	68,855	3,433,110
Electronic Arts, Inc.*	38,378	3,435,599
PTC, Inc.*	58,369	3,067,291
Take-Two Interactive Software, Inc.*	52,364	3,103,614
Ultimate Software Group, Inc. (The)*	15,898	3,103,449

		16,143,063

Technology hardware, storage & peripherals: 2.10%
Western Digital Corp.[1]	59,855	4,939,833

Tobacco: 4.83%
Philip Morris International, Inc.[1]	100,517	11,348,369

Wireless telecommunication services: 1.42%
T-Mobile US, Inc.*,1	51,634	3,335,040

Total common stocks (cost $241,346,250)		292,231,513

Short-term investment: 0.33%
Investment company: 0.33%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $770,710)	770,710	770,710

Total investments before investments sold short: 124.70% (cost $242,116,960)		293,002,223

Investments sold short: (25.49)%
Common stocks: (25.49)%
Aerospace & defense: (0.33)%
Northrop Grumman Corp.	(3,257)	(774,645)

Beverages: (1.00)%
Constellation Brands, Inc., Class A	(9,128)	(1,479,375)
Dr Pepper Snapple Group, Inc.	(8,983)	(879,615)

		(2,358,990)

Biotechnology: (1.99)%
AbbVie, Inc.	(21,088)	(1,374,094)
Intrexon Corp.	(25,515)	(505,707)
Ligand Pharmaceuticals, Inc.	(9,895)	(1,047,287)
OPKO Health, Inc.	(89,626)	(717,008)
United Therapeutics Corp.	(7,611)	(1,030,377)

		(4,674,473)

Capital markets: (1.01)%
Charles Schwab Corp. (The)	(57,928)	(2,364,042)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Commercial services & supplies: (1.43)%
Healthcare Services Group, Inc.	(61,675)	$(2,657,576)
Stericycle, Inc.	(8,369)	(693,706)

		(3,351,282)

Communications equipment: (0.74)%
Harris Corp.	(9,200)	(1,023,684)
Motorola Solutions, Inc.	(8,204)	(707,349)

		(1,731,033)

Electronic equipment, instruments & components: (1.22)%
Keysight Technologies, Inc.	(20,832)	(752,869)
National Instruments Corp.	(39,690)	(1,292,306)
Trimble, Inc.	(25,736)	(823,809)

		(2,868,984)

Food products: (0.99)%
Campbell Soup Co.	(22,664)	(1,297,287)
McCormick & Co., Inc. (Non-Voting)	(10,410)	(1,015,496)

		(2,312,783)

Health care equipment & supplies: (1.63)%
Abaxis, Inc.	(18,632)	(903,652)
IDEXX Laboratories, Inc.	(11,323)	(1,750,649)
STERIS plc	(16,800)	(1,166,928)

		(3,821,229)

Health care providers & services: (1.46)%
Express Scripts Holding Co.	(15,000)	(988,650)
MEDNAX, Inc.	(12,785)	(887,023)
Patterson Cos., Inc.	(34,087)	(1,541,755)

		(3,417,428)

Hotels, restaurants & leisure: (2.27)%
Buffalo Wild Wings, Inc.	(6,543)	(999,443)
Choice Hotels International, Inc.	(35,539)	(2,224,741)
Hyatt Hotels Corp., Class A	(19,822)	(1,069,992)
Wendy’s Co. (The)	(76,938)	(1,047,126)

		(5,341,302)

Household products: (0.38)%
Clorox Co. (The)	(6,603)	(890,283)

Insurance: (1.06)%
CNO Financial Group, Inc.	(121,687)	(2,494,584)

Internet & direct marketing retail: (0.12)%
Netflix, Inc.	(1,949)	(288,082)

Internet software & services: (0.65)%
InterActiveCorp	(11,402)	(840,555)
Pandora Media, Inc.	(58,275)	(688,228)

		(1,528,783)

IT services: (0.35)%
Fidelity National Information Services, Inc.	(10,344)	(823,589)

Life sciences tools & services: (1.69)%
Mettler-Toledo International, Inc.	(4,363)	(2,089,484)
PerkinElmer, Inc.	(17,446)	(1,012,915)
Thermo Fisher Scientific, Inc.	(5,676)	(871,834)

		(3,974,233)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Shares	Value
Investments sold short — (concluded)
Common stocks — (concluded)
Oil, gas & consumable fuels: (0.49)%
Tesoro Corp.	(7,225)	$(585,658)
Valero Energy Corp.	(8,671)	(574,801)

		(1,160,459)

Personal products: (0.22)%
Coty, Inc., Class A	(28,959)	(525,027)

Semiconductors & semiconductor equipment: (2.73)%
Advanced Micro Devices, Inc.	(167,277)	(2,433,880)
Cree, Inc.	(28,519)	(762,313)
First Solar, Inc.	(38,819)	(1,051,995)
NVIDIA Corp.	(11,075)	(1,206,400)
Texas Instruments, Inc.	(12,000)	(966,720)

		(6,421,308)

Software: (2.25)%
Fortinet, Inc.	(30,000)	(1,150,500)
Red Hat, Inc.	(10,111)	(874,601)
ServiceNow, Inc.	(8,255)	(722,065)
Snap, Inc., Class A	(46,000)	(1,036,380)
Symantec Corp.	(24,995)	(766,847)
Workday, Inc., Class A	(8,866)	(738,360)

		(5,288,753)

Specialty retail: (1.48)%
Abercrombie & Fitch Co., Class A	(66,017)	(787,583)
American Eagle Outfitters, Inc.	(52,451)	(735,888)
Gap, Inc. (The)	(43,900)	(1,066,331)
Williams-Sonoma, Inc.	(16,662)	(893,416)

		(3,483,218)

Total investments sold short (proceeds $47,730,982)		(59,894,510)

Total investments, net of investments sold short: 99.21%		233,107,713
Cash and other assets, less liabilities: 0.79%		1,866,578

Net assets: 100.00%		$234,974,291

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$57,662,298
Gross unrealized depreciation	(6,777,035)

Net unrealized appreciation of investments	$50,885,263

For a listing of defined acronyms, counterparty abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$292,231,513	$—	$—	$292,231,513
Short-term investment	770,710	—	—	770,710
Total	$293,002,223	$—	$—	$293,002,223

Liabilities
Common stocks sold short	$(59,894,510)	$—	$—	$(59,894,510)

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2017

Bonds
Corporate bonds
Air freight & logistics	0.27%
Airlines	0.13
Automobiles	0.19
Banks	18.30
Beverages	2.66
Biotechnology	1.48
Capital markets	4.46
Chemicals	0.99
Commercial services & supplies	0.16
Communications equipment	0.31
Construction & engineering	1.39
Consumer finance	1.10
Containers & packaging	0.17
Diversified financial services	3.19
Diversified telecommunication services	5.20
Electric utilities	5.68
Electrical equipment	0.15
Energy equipment & services	0.47
Equity real estate investment trusts (REITs)	1.41
Food & staples retailing	0.69
Food products	1.32
Gas utilities	1.84
Health care equipment & supplies	0.93
Health care providers & services	1.09
Hotels, restaurants & leisure	0.14
Household products	0.82
Independent power and renewable electricity producers	0.35
Industrial conglomerates	1.01
Insurance	8.09
Internet software & services	0.76
IT services	0.24
Life sciences tools & services	0.18
Machinery	0.29
Media	3.07
Metals & mining	1.30
Multi-utilities	1.11
Oil, gas & consumable fuels	8.95
Pharmaceuticals	3.58
Real estate management & development	0.14
Road & rail	0.92
Software	0.97
Specialty retail	0.36
Technology hardware, storage & peripherals	1.20
Tobacco	2.12
Transportation infrastructure	1.04
Water utilities	1.34

Wireless telecommunication services	1.06

Total corporate bonds	92.62%
Asset-backed security	0.12
Non-U.S. government obligations	0.53

Total bonds	93.27%
Short-term investment	3.76

Total investments	97.03%
Cash and other assets, less liabilities	2.97

Net assets	100.00%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds: 93.27%
Corporate bonds: 92.62%
Australia: 5.07%
Adani Abbot Point Terminal Pty. Ltd.,
6.750%, due 11/01/18[1]	AUD	705,000	$540,075
APT Pipelines Ltd.,
4.200%, due 03/23/25[2]		$220,000	224,701
Aurizon Network Pty. Ltd.,
2.000%, due 09/18/24[1]	EUR	150,000	165,059
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[1]		$200,000	207,764
Australia Pacific Airports Melbourne Pty. Ltd.,
1.750%, due 10/15/24[1]	EUR	200,000	224,189
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$105,000	117,853
National Australia Bank Ltd.,
2.000%, due 11/12/24[1,3]	EUR	275,000	301,208
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[1]		335,000	379,912
5.450%, due 10/14/21[1]		$115,000	122,213
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[1]		200,000	200,379
6.750%, due 12/02/44[1,3]		300,000	327,000
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	205,000	224,489
Scentre Group Trust 1,
1.375%, due 03/22/23[1]		200,000	219,581
1.500%, due 07/16/20[1]		150,000	165,726
SGSP Australia Assets Pty. Ltd.,
2.000%, due 06/30/22[1]		130,000	147,194
3.250%, due 07/29/26		$200,000	193,348
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		100,000	109,207
Transurban Finance Co. Pty. Ltd.,
1.875%, due 09/16/24	EUR	100,000	111,838
Westpac Banking Corp.,
2.800%, due 01/11/22		$105,000	105,619

Total Australia corporate bonds			4,087,355

Belgium: 1.35%
AG Insurance SA,
3.500%, due 06/30/47[1,3]	EUR	300,000	319,080
Anheuser-Busch InBev SA/NV,
0.875%, due 03/17/22[1]		315,000	344,235
1.500%, due 03/17/25[1]		285,000	315,292
RESA SA,
1.000%, due 07/22/26[1]		100,000	105,243

Total Belgium corporate bonds			1,083,850

Bermuda: 0.33%
Bacardi Ltd.,
2.750%, due 07/03/23[1]	EUR	225,000	265,622

Brazil: 0.29%
Vale SA,
5.625%, due 09/11/42		$245,000	229,739

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Canada: 1.78%
Bank of Montreal,
6.020%, due 05/02/18	CAD	255,000	$201,649
Bank of Nova Scotia (The),
4.100%, due 06/08/17		285,000	215,544
Bell Canada, Inc.,
4.750%, due 09/29/44		55,000	43,509
Nexen Energy ULC,
6.400%, due 05/15/37		$205,000	251,656
Royal Bank of Canada,
2.980%, due 05/07/19[1]	CAD	190,000	147,601
Suncor Energy, Inc.,
3.000%, due 09/14/26		100,000	75,063
6.500%, due 06/15/38		$220,000	276,558
TELUS Corp.,
3.750%, due 01/17/25	CAD	65,000	51,642
Yamana Gold, Inc.,
4.950%, due 07/15/24		$180,000	180,900

Total Canada corporate bonds			1,444,122

Cayman Islands: 1.65%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[1]		200,000	221,096
Noble Holding International Ltd.,
7.700%, due 04/01/25		110,000	103,675
Phoenix Group Holdings,
5.750%, due 07/07/21[1]	GBP	100,000	140,420
Tencent Holdings Ltd.,
3.375%, due 05/02/19[1]		$200,000	204,281
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	95,000	120,456
Transocean, Inc.,
6.800%, due 03/15/38		$175,000	143,938
XLIT Ltd.,
5.250%, due 12/15/43		70,000	74,966
Yorkshire Water Services Bradford Finance Ltd.,
3.750%, due 03/22/46[1,3]	GBP	100,000	134,972
6.000%, due 04/24/25[3]		150,000	188,406

Total Cayman Islands corporate bonds			1,332,210

Curacao: 0.05%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		$42,000	42,682

Czech Republic: 0.25%
NET4GAS sro,
2.500%, due 07/28/21[1]	EUR	180,000	205,152

Finland: 0.60%
Elenia Finance OYJ,
2.875%, due 12/17/20[1]		175,000	200,718
Teollisuuden Voima OYJ,
2.500%, due 03/17/21[1]		150,000	167,927
4.625%, due 02/04/19[1]		100,000	114,969

Total Finland corporate bonds			483,614

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
France: 4.17%
APRR SA,
2.250%, due 01/16/20[1]	EUR	300,000	$338,288
Arkema SA,
1.500%, due 01/20/25[1]		100,000	108,893
AXA SA,
3.375%, due 07/06/47[1,3]		250,000	276,072
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25[1]		100,000	113,042
BNP Paribas SA,
2.700%, due 08/20/18		$200,000	202,081
2.875%, due 03/20/26[1,3]	EUR	110,000	122,036
Credit Agricole SA,
1.875%, due 12/20/26[1]		100,000	106,185
Credit Logement SA,
0.820%, due 06/16/17[1,3,4]		150,000	132,137
Electricite de France SA,
5.625%, due 01/22/24[1,3,4]		$200,000	196,250
6.950%, due 01/26/39[2]		70,000	89,116
Engie SA,
4.750%, due 07/10/21[1,3,4]	EUR	200,000	234,995
Orange SA,
5.875%, due 02/07/22[1,3,4]	GBP	100,000	135,940
RTE Reseau de Transport d’Electricite SA,
1.000%, due 10/19/26[1]	EUR	100,000	104,783
Sanofi,
0.000%, due 01/13/20[1]		300,000	319,324
TDF Infrastructure SAS,
2.875%, due 10/19/22[1]		100,000	115,433
Total Capital International SA,
1.550%, due 06/28/17		$470,000	470,345
TOTAL SA,
2.625%, due 02/26/25[1,3,4]	EUR	185,000	189,065
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25[1]	EUR	100,000	112,764

Total France corporate bonds			3,366,749

Germany: 1.42%
Allianz SE,
4.750%, due 10/24/23[1,3,4]		100,000	120,172
alstria office REIT-AG,
2.250%, due 03/24/21[1]		400,000	450,439
Henkel AG & Co. KGaA,
0.875%, due 09/13/22[1]	GBP	100,000	123,750
1.500%, due 09/13/19[1]		$400,000	397,731
LANXESS AG,
0.250%, due 10/07/21[1]	EUR	50,000	53,007

Total Germany corporate bonds			1,145,099

Hong Kong: 0.40%
AIA Group Ltd.,
1.750%, due 03/13/18[1]		$320,000	318,906

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Ireland: 1.93%
GAS Networks Ireland,
1.375%, due 12/05/26[1]	EUR	110,000	$118,235
GE Capital International Funding Co. Unlimited Co.,
2.342%, due 11/15/20		$347,000	348,339
4.418%, due 11/15/35		600,000	633,631
Perrigo Co. plc,
4.000%, due 11/15/23		200,000	203,597
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21		165,000	161,582
3.200%, due 09/23/26		90,000	85,938

Total Ireland corporate bonds			1,551,322

Italy: 1.26%
Autostrade per l’Italia SpA,
1.125%, due 11/04/21[1]	EUR	150,000	164,300
CDP Reti SpA,
1.875%, due 05/29/22[1]		165,000	179,674
Intesa Sanpaolo SpA,
3.875%, due 01/16/18		$200,000	202,699
4.375%, due 10/15/19[1]	EUR	100,000	117,209
Italgas SpA,
1.625%, due 01/19/27[1]		230,000	246,532
Snam SpA,
0.875%, due 10/25/26[1]		100,000	100,955

Total Italy corporate bonds			1,011,369

Japan: 0.66%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
2.350%, due 09/08/19[1]		$200,000	200,593
Mitsubishi UFJ Financial Group, Inc.,
2.950%, due 03/01/21		200,000	201,784
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21		125,000	126,037

Total Japan corporate bonds			528,414

Jersey: 0.79%
AA Bond Co. Ltd.,
4.720%, due 07/31/18[1]	GBP	100,000	130,578
Gatwick Funding Ltd.,
5.250%, due 01/23/24[1]		100,000	150,988
Heathrow Funding Ltd.,
4.600%, due 02/15/18[1]	EUR	230,000	254,932
HSBC Bank Capital Funding Sterling 2 LP,
5.862%, due 04/07/20[3,4]	GBP	70,000	94,719

Total Jersey corporate bonds			631,217

Luxembourg: 0.66%
Actavis Funding SCS,
1.300%, due 06/15/17		$90,000	89,991
3.450%, due 03/15/22		180,000	183,416
4.750%, due 03/15/45		150,000	150,997
Glencore Finance Europe SA,
1.875%, due 09/13/23[1]	EUR	100,000	108,470

Total Luxembourg corporate bonds			532,874

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Mexico: 0.59%
America Movil SAB de CV,
5.000%, due 03/30/20		$165,000	$176,342
Series A,
5.125%, due 09/06/73[1,3]	EUR	125,000	140,018
Petroleos Mexicanos,
5.500%, due 02/24/25[1]		135,000	162,337

Total Mexico corporate bonds			478,697

Netherlands: 7.89%
ABN AMRO Bank NV,
6.250%, due 09/13/22[1,3]		$200,000	203,627
Achmea BV,
2.500%, due 11/19/20[1]	EUR	465,000	533,662
4.250%, due 02/04/25[1,3,4]		150,000	152,821
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18[1]		280,000	317,449
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[1]		185,000	209,663
Cooperatieve Rabobank UA,
1.700%, due 03/19/18		$265,000	265,395
2.500%, due 05/26/26[1,3]	EUR	285,000	318,086
5.500%, due 06/29/20[1,3,4]		330,000	362,605
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[1,3,4]		215,000	243,975
Deutsche Telekom International Finance BV,
1.500%, due 04/03/28[1]		70,000	74,227
6.500%, due 04/08/22	GBP	70,000	109,308
EDP Finance BV,
2.000%, due 04/22/25[1]	EUR	170,000	180,779
ELM BV for Swiss Reinsurance Co. Ltd.,
2.600%, due 09/01/25[1,3,4]		155,000	162,471
Heineken NV,
2.125%, due 08/04/20[1]		215,000	244,146
ING Bank NV,
4.125%, due 11/21/23[1,3]		$200,000	203,980
ING Groep NV,
3.150%, due 03/29/22		200,000	200,512
Mylan NV,
3.125%, due 11/22/28[1]	EUR	140,000	156,285
NN Group NV,
0.875%, due 01/13/23[1]		160,000	170,783
Nomura Europe Finance NV,
1.500%, due 05/12/21[1]		100,000	110,642
Redexis Gas Finance BV,
1.875%, due 04/27/27[1]		220,000	227,205
2.750%, due 04/08/21[1]		195,000	225,325
Ren Finance BV,
2.500%, due 02/12/25[1]		275,000	304,179
4.750%, due 10/16/20[1]		100,000	121,805

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Netherlands — (concluded)
Shell International Finance BV,
1.250%, due 11/10/17		$290,000	$289,961
4.375%, due 05/11/45		325,000	329,805
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	EUR	105,000	113,064
Teva Pharmaceutical Finance Netherlands II BV,
1.125%, due 10/15/24[1]		210,000	212,074
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, due 07/21/23		$225,000	213,309
Vonovia Finance BV,
4.000%, due 12/17/21[1,3,4]	EUR	100,000	112,281

Total Netherlands corporate bonds			6,369,424

Norway: 0.66%
DNB Bank ASA,
3.200%, due 04/03/17[2]		$200,000	200,031
Statoil ASA,
3.125%, due 08/17/17		180,000	181,148
4.800%, due 11/08/43		140,000	154,524

Total Norway corporate bonds			535,703

Portugal: 0.27%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18[1]	EUR	100,000	109,861
Galp Gas Natural Distribuicao SA,
1.375%, due 09/19/23[1]		100,000	105,276

Total Portugal corporate bonds			215,137

Singapore: 0.25%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]		$200,000	203,518

Spain: 1.41%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21[1]	EUR	170,000	188,863
Banco Santander SA,
1.375%, due 02/09/22[1]		200,000	215,222
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25[1]		100,000	107,972
Santander Issuances SAU,
3.250%, due 04/04/26[1]		100,000	110,987
Telefonica Emisiones SAU,
4.710%, due 01/20/20[1]		300,000	360,397
5.213%, due 03/08/47		$150,000	152,359

Total Spain corporate bonds			1,135,800

Sweden: 0.96%
Nordea Bank AB,
1.875%, due 11/10/25[1,3]	EUR	120,000	132,781
PGE Sweden AB,
1.625%, due 06/09/19[1]		100,000	109,739
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$310,000	334,318

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Sweden — (concluded)
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]		$200,000	$200,029

Total Sweden corporate bonds			776,867

Switzerland: 0.69%
Credit Suisse AG,
3.000%, due 10/29/21		300,000	302,704
Credit Suisse Group AG,
4.282%, due 01/09/28[2]		250,000	248,773

Total Switzerland corporate bonds			551,477

United Kingdom: 11.75%
Anglian Water Services Financing plc,
4.500%, due 02/22/26[1]	GBP	150,000	218,395
Aon plc,
2.875%, due 05/14/26	EUR	100,000	117,509
4.750%, due 05/15/45		$200,000	199,719
Arqiva Financing plc,
4.040%, due 06/30/20[1]	GBP	275,000	368,452
4.882%, due 12/31/32[1]		150,000	213,975
Aviva plc,
0.100%, due 12/13/18[1]	EUR	100,000	106,822
5.125%, due 06/04/50[1,3]	GBP	125,000	159,876
Barclays Bank plc,
2.250%, due 05/10/17[2]		$200,000	200,179
6.625%, due 03/30/22[1]	EUR	100,000	132,246
Barclays plc,
1.875%, due 12/08/23[1]		110,000	119,916
3.684%, due 01/10/23		$200,000	200,834
4.375%, due 09/11/24		400,000	402,786
BAT International Finance plc,
0.875%, due 10/13/23[1]	EUR	100,000	105,852
2.375%, due 01/19/23[1]		190,000	219,911
BP Capital Markets plc,
1.375%, due 05/10/18		$135,000	134,631
2.750%, due 05/10/23		95,000	93,798
British Telecommunications plc,
0.625%, due 03/10/21[1]	EUR	250,000	267,652
BUPA Finance plc,
6.125%, due 09/16/20[3,4]	GBP	120,000	165,871
Coca-Cola European Partners plc,
1.125%, due 05/26/24[1]	EUR	120,000	129,825
Diageo Capital plc,
3.875%, due 04/29/43		$115,000	111,333
EE Finance plc,
4.375%, due 03/28/19[1]	GBP	125,000	166,817
GlaxoSmithKline Capital plc,
1.500%, due 05/08/17		$235,000	235,001
HSBC Holdings plc,
5.100%, due 04/05/21		360,000	391,344

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (continued)
Imperial Brands Finance plc,
1.375%, due 01/27/25[1]	EUR	100,000	$106,911
2.050%, due 02/11/18[2]		$200,000	200,217
2.950%, due 07/21/20[2]		200,000	202,524
9.000%, due 02/17/22[1]	GBP	50,000	84,215
Lloyds Banking Group plc,
1.000%, due 11/09/23[1]	EUR	425,000	446,407
National Grid Electricity Transmission plc,
4.000%, due 06/08/27[1]	GBP	150,000	221,848
National Grid Gas Finance plc,
2.750%, due 09/22/46[1]		100,000	122,872
Nationwide Building Society,
2.250%, due 04/29/22[1]		110,000	143,854
Northern Gas Networks Finance plc,
5.875%, due 07/08/19		100,000	139,532
Northumbrian Water Finance plc,
1.625%, due 10/11/26[1]		100,000	121,371
Prudential plc,
1.375%, due 01/19/18[1]		235,000	295,934
5.000%, due 07/20/55[1,3]		100,000	127,006
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23		$200,000	197,084
Royal Bank of Scotland plc (The),
6.934%, due 04/09/18	EUR	130,000	147,685
Santander UK Group Holdings plc,
3.571%, due 01/10/23		$200,000	199,970
Santander UK plc,
4.000%, due 03/13/24		185,000	193,661
Scottish Widows Ltd.,
5.500%, due 06/16/23[1]	GBP	100,000	136,888
Sky plc,
2.500%, due 09/15/26[1]	EUR	180,000	206,138
SSE plc,
3.875%, due 09/10/20[1,3,4]	GBP	150,000	191,224
Standard Chartered plc,
4.000%, due 07/12/22[1,3]		$385,000	386,925
State Grid Europe Development 2014 plc,
Series A,
1.500%, due 01/26/22[1]	EUR	125,000	137,184
Tesco plc,
6.125%, due 02/24/22	GBP	50,000	72,135
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		170,000	295,910
Vodafone Group plc,
4.375%, due 02/19/43		$60,000	54,844
Wales & West Utilities Finance plc,
6.750%, due 12/17/36[3]	GBP	60,000	81,620
Western Power Distribution West Midlands plc,
5.750%, due 04/16/32[1]		100,000	174,741
WPP Finance 2010,
3.750%, due 09/19/24		135,000	136,851

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (concluded)
WPP Finance 2013,
0.430%, due 03/23/18[1]	EUR	170,000	$181,607

Total United Kingdom corporate bonds			9,469,902

United States: 44.81%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$285,000	335,955
ABB Finance USA, Inc.,
2.875%, due 05/08/22		175,000	176,960
Abbott Laboratories,
3.750%, due 11/30/26		190,000	189,740
4.900%, due 11/30/46		205,000	212,549
AbbVie, Inc.,
1.375%, due 05/17/24	EUR	365,000	394,536
2.900%, due 11/06/22		$145,000	144,438
4.400%, due 11/06/42		105,000	100,222
Aetna, Inc.,
3.500%, due 11/15/24		205,000	209,325
Albemarle Corp.,
1.875%, due 12/08/21[1]	EUR	115,000	128,921
Alphabet, Inc.,
1.998%, due 08/15/26		$440,000	406,307
Altria Group, Inc.,
4.250%, due 08/09/42		450,000	438,588
American International Group, Inc.,
3.375%, due 08/15/20		230,000	235,876
Amgen, Inc.,
4.400%, due 05/01/45		100,000	97,036
Anadarko Petroleum Corp.,
3.450%, due 07/15/24		70,000	68,246
4.850%, due 03/15/21		65,000	69,528
Anheuser-Busch InBev Worldwide, Inc.,
3.750%, due 01/15/22		210,000	219,912
Apache Corp.,
4.250%, due 01/15/44		340,000	318,829
Apple, Inc.,
1.300%, due 02/23/18		85,000	85,029
3.850%, due 08/04/46		300,000	285,578
AT&T, Inc.,
3.000%, due 02/15/22		165,000	164,601
4.750%, due 05/15/46		345,000	322,935
5.000%, due 03/01/21		350,000	377,578
5.550%, due 08/15/41		220,000	232,392
Avery Dennison Corp.,
1.250%, due 03/03/25	EUR	130,000	137,123
Baltimore Gas & Electric Co.,
3.500%, due 08/15/46		$120,000	108,753
Bank of America Corp.,
3.875%, due 08/01/25		710,000	722,517
5.875%, due 02/07/42		140,000	169,112

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
BB&T Corp.,
1.600%, due 08/15/17		$120,000	$120,033
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		105,000	104,953
Berkshire Hathaway, Inc.,
1.300%, due 03/15/24	EUR	170,000	186,362
3.125%, due 03/15/26		$160,000	159,830
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		230,000	233,030
5.400%, due 06/01/41		130,000	151,842
Celgene Corp.,
3.875%, due 08/15/25		135,000	137,971
CF Industries, Inc.,
3.400%, due 12/01/21[2]		115,000	114,861
5.150%, due 03/15/34		135,000	126,225
Charter Communications Operating LLC,
4.464%, due 07/23/22		190,000	200,089
5.375%, due 05/01/47[2]		75,000	75,322
Cisco Systems, Inc.,
1.400%, due 02/28/18		85,000	85,006
Citigroup, Inc.,
3.875%, due 10/25/23		800,000	827,696
4.600%, due 03/09/26		100,000	102,682
Coca-Cola Co. (The),
1.875%, due 09/22/26	EUR	100,000	114,931
Comcast Corp.,
4.750%, due 03/01/44		$65,000	68,563
ConocoPhillips Co.,
2.200%, due 05/15/20		265,000	265,792
4.200%, due 03/15/21		135,000	143,937
Consumers Energy Co.,
3.250%, due 08/15/46		65,000	57,900
CVS Health Corp.,
5.125%, due 07/20/45		230,000	253,340
Daimler Finance North America LLC,
2.450%, due 05/18/20[2]		150,000	150,171
Delta Air Lines, Inc.,
3.625%, due 03/15/22		105,000	107,173
Diamond 1 Finance Corp.,
3.480%, due 06/01/19[2]		240,000	246,039
8.350%, due 07/15/46[2]		270,000	350,316
Dominion Resources, Inc.,
Series D,
2.850%, due 08/15/26		85,000	79,361
DTE Energy Co.,
6.375%, due 04/15/33		80,000	98,286
Duke Energy Carolinas LLC,
4.000%, due 09/30/42		190,000	188,621
Eaton Corp.,
4.150%, due 11/02/42		120,000	117,986

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Ecolab, Inc.,
5.500%, due 12/08/41		$225,000	$265,875
Enable Midstream Partners LP,
3.900%, due 05/15/24		145,000	141,497
Energy Transfer Partners LP,
6.050%, due 06/01/41		250,000	258,724
Enterprise Products Operating LLC,
4.850%, due 03/15/44		150,000	151,666
ERAC USA Finance LLC,
5.625%, due 03/15/42[2]		100,000	110,224
ERP Operating LP,
3.375%, due 06/01/25		140,000	138,657
Exelon Corp.,
3.400%, due 04/15/26		135,000	132,762
Express Scripts Holding Co.,
2.250%, due 06/15/19		165,000	165,198
Exxon Mobil Corp.,
3.567%, due 03/06/45		85,000	79,907
4.114%, due 03/01/46		85,000	87,746
FedEx Corp.,
1.625%, due 01/11/27	EUR	150,000	161,309
4.550%, due 04/01/46		$55,000	55,024
Fifth Third Bank,
2.875%, due 10/01/21		300,000	303,592
Five Corners Funding Trust,
4.419%, due 11/15/23[2]		435,000	462,388
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		555,000	556,571
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		290,000	268,975
3.875%, due 03/15/23		100,000	91,962
General Electric Co.,
4.125%, due 10/09/42		115,000	117,284
4.375%, due 09/16/20		95,000	102,094
Series A,
6.750%, due 03/15/32		140,000	188,716
General Motors Financial Co., Inc.,
3.200%, due 07/06/21		200,000	200,739
Georgia Power Co.,
5.400%, due 06/01/40		145,000	161,608
Gilead Sciences, Inc.,
2.050%, due 04/01/19		85,000	85,357
4.750%, due 03/01/46		75,000	76,477
4.800%, due 04/01/44		150,000	154,282
Glencore Funding LLC,
2.500%, due 01/15/19[2]		46,000	46,133
Goldman Sachs Group, Inc. (The),
1.375%, due 07/26/22[1]	EUR	635,000	699,421
5.150%, due 05/22/45		$155,000	162,542
Hartford Financial Services Group, Inc. (The),
4.300%, due 04/15/43		110,000	106,334

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
HCP, Inc.,
3.875%, due 08/15/24		$165,000	$165,907
Home Depot, Inc. (The),
4.875%, due 02/15/44		95,000	107,800
Honeywell International, Inc.,
1.850%, due 11/01/21		185,000	181,369
Illinois Tool Works, Inc.,
2.650%, due 11/15/26		245,000	235,854
International Business Machines Corp.,
3.375%, due 08/01/23		185,000	191,881
JPMorgan Chase & Co.,
3.200%, due 01/25/23		1,405,000	1,419,120
3.625%, due 12/01/27		335,000	325,900
Juniper Networks, Inc.,
4.500%, due 03/15/24		160,000	167,754
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21		120,000	128,625
5.000%, due 03/01/43		285,000	270,451
Kinder Morgan, Inc.,
5.625%, due 11/15/23[2]		65,000	71,329
7.000%, due 06/15/17		170,000	171,822
Kraft Heinz Foods Co.,
2.250%, due 05/25/28[1]	EUR	200,000	213,897
4.875%, due 02/15/25[2]		$135,000	144,307
5.000%, due 06/04/42		185,000	187,187
Kroger Co. (The),
3.875%, due 10/15/46		60,000	53,835
Liberty Mutual Group, Inc.,
2.750%, due 05/04/26[1]	EUR	110,000	124,985
4.250%, due 06/15/23[2]		$250,000	262,518
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		180,000	181,882
Marathon Oil Corp.,
3.850%, due 06/01/25		165,000	162,203
McDonald’s Corp.,
2.750%, due 12/09/20		110,000	111,463
Medtronic, Inc.,
3.150%, due 03/15/22		180,000	184,867
4.625%, due 03/15/45		70,000	75,187
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	100,000	115,069
3.700%, due 02/10/45		$65,000	61,885
Metropolitan Life Global Funding I,
1.250%, due 09/17/21[1]	EUR	425,000	471,104
Microsoft Corp.,
2.400%, due 08/08/26		$130,000	122,916
3.500%, due 11/15/42		150,000	136,263
3.700%, due 08/08/46		205,000	192,028
Molson Coors Brewing Co.,
3.000%, due 07/15/26		75,000	71,312

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	370,000	$423,870
Monongahela Power Co.,
5.400%, due 12/15/43[2]		$85,000	99,994
Morgan Stanley,
2.500%, due 04/21/21		230,000	228,736
2.625%, due 03/09/27	GBP	180,000	225,301
2.650%, due 01/27/20		$800,000	807,543
4.350%, due 09/08/26		180,000	183,184
6.375%, due 07/24/42		80,000	102,681
MPLX LP,
5.200%, due 03/01/47		130,000	130,778
NBCUniversal Media LLC,
4.375%, due 04/01/21		520,000	558,426
Occidental Petroleum Corp.,
4.625%, due 06/15/45		75,000	78,379
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		140,000	191,237
Oracle Corp.,
2.400%, due 09/15/23		340,000	330,389
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		300,000	375,496
PacifiCorp,
6.000%, due 01/15/39		210,000	266,339
PepsiCo, Inc.,
1.350%, due 10/04/19		115,000	114,123
Pfizer, Inc.,
0.250%, due 03/06/22	EUR	205,000	217,269
5.200%, due 08/12/20		$220,000	242,690
Philip Morris International, Inc.,
4.250%, due 11/10/44		190,000	188,037
Phillips 66,
4.650%, due 11/15/34		85,000	86,044
Phillips 66 Partners LP,
4.680%, due 02/15/45		85,000	78,535
Plains All American Pipeline LP,
3.650%, due 06/01/22		65,000	65,898
PNC Bank NA,
2.700%, due 11/01/22		250,000	248,077
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		210,000	213,741
Procter & Gamble Co. (The),
2.450%, due 11/03/26		145,000	138,690
Progressive Corp. (The),
6.700%, due 06/15/37[3]		515,000	508,562
Reynolds American, Inc.,
4.450%, due 06/12/25		100,000	105,251
5.700%, due 08/15/35		50,000	57,153
Roche Holdings, Inc.,
2.625%, due 05/15/26[1]		200,000	192,973

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[2]	$130,000	$132,910
Sempra Energy,
6.000%, due 10/15/39	170,000	202,445
Southern Co. (The),
3.250%, due 07/01/26	210,000	200,316
4.400%, due 07/01/46	180,000	171,992
Southwestern Electric Power Co.,
6.200%, due 03/15/40	215,000	267,333
SunTrust Banks, Inc.,
2.350%, due 11/01/18	185,000	186,179
2.700%, due 01/27/22	285,000	283,818
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[2]	75,000	74,041
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[2]	115,000	124,411
Thermo Fisher Scientific, Inc.,
2.400%, due 02/01/19	140,000	141,171
Time Warner Cable LLC,
4.500%, due 09/15/42	125,000	113,528
5.000%, due 02/01/20	415,000	441,902
Unilever Capital Corp.,
1.375%, due 07/28/21	100,000	96,159
Union Pacific Corp.,
4.050%, due 11/15/45	85,000	84,901
UnitedHealth Group, Inc.,
2.700%, due 07/15/20	335,000	341,670
US Bank NA,
1.350%, due 01/26/18	270,000	269,672
Valero Energy Corp.,
4.900%, due 03/15/45	172,000	171,809
Verizon Communications, Inc.,
2.946%, due 03/15/22[2]	485,000	482,878
3.000%, due 11/01/21	110,000	110,433
4.500%, due 09/15/20	135,000	143,949
5.250%, due 03/16/37	70,000	72,302
5.500%, due 03/16/47	380,000	398,376
Virginia Electric & Power Co.,
Series C,
4.000%, due 11/15/46	120,000	117,999
Wachovia Corp.,
5.750%, due 02/01/18	545,000	562,131
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24	175,000	178,563
Walt Disney Co. (The),
1.850%, due 07/30/26	45,000	40,676
Wells Fargo & Co.,
2.100%, due 07/26/21	260,000	254,847
3.069%, due 01/24/23	290,000	291,242

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

	Face amount		Value
Bonds — (concluded)
Corporate bonds — (concluded)
United States — (concluded)
Williams Partners LP,
4.300%, due 03/04/24		$215,000	$221,210
4.900%, due 01/15/45		85,000	81,789
Xcel Energy, Inc.,
4.800%, due 09/15/41		230,000	237,478
Zimmer Biomet Holdings, Inc.,
3.550%, due 04/01/25		90,000	88,985

Total United States corporate bonds			36,111,199

Virgin Islands, British: 0.68%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1]		200,000	201,985
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		350,000	345,383

Total Virgin Islands, British corporate bonds			547,368

Total corporate bonds (cost $76,419,088)			74,655,388

Asset-backed security: 0.12%
United States: 0.12%
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22 (cost $95,361)		94,457	94,929

Non-U.S. government obligations: 0.53%
Denmark: 0.16%
DONG Energy A/S,
3.000%, due 11/06/3015[1,3]	EUR	115,000	126,286

Germany: 0.24%
FMS Wertmanagement AoeR,
1.000%, due 08/16/19		$200,000	196,812

Netherlands: 0.13%
Nederlandse Gasunie NV,
0.000%, due 11/18/19[1]	EUR	100,000	106,571

Total Non-U.S. government obligations (cost $428,368)			429,669

Total bonds (cost $76,942,817)			75,179,986

	Shares
Short-term investment: 3.76%
Investment company: 3.76%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $3,029,198)		3,029,198	$3,029,198

Total investments: 97.03% (cost $79,972,015)			78,209,184
Cash and other assets, less liabilities: 2.97%			2,391,696

Net assets: 100.00%			$80,600,880

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$442,240
Gross unrealized depreciation	(2,205,071)

Net unrealized depreciation of investments	$(1,762,831)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	18,635,000	USD	19,751,332	04/06/17	$(130,164)
GSI	GBP	4,990,000	USD	6,199,224	04/06/17	(53,025)
JPMCB	AUD	660,000	USD	505,974	04/06/17	1,752
JPMCB	CAD	995,000	USD	758,593	04/06/17	10,366
JPMCB	EUR	1,135,000	USD	1,198,505	04/06/17	(12,415)
JPMCB	USD	148,588	EUR	140,000	04/06/17	776
Net unrealized depreciation on forward foreign currency contracts						$(182,710)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 32 contracts (USD)	June 2017	$3,778,796	$3,767,250	$(11,546)
10 Year US Treasury Notes, 38 contracts (USD)	June 2017	4,748,870	4,733,375	(15,495)

US Treasury futures sell contracts:
US Ultra Bond, 12 contracts (USD)	June 2017	(1,938,795)	(1,927,500)	11,295

Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 9 contracts (CAD)	June 2017	922,268	929,338	7,070
Euro-Bund, 6 contracts (EUR)	June 2017	1,030,523	1,033,218	2,695

Interest rate futures sell contracts:
Long Gilt, 6 contracts (GBP)	June 2017	(947,266)	(959,070)	(11,804)
Net unrealized depreciation on futures contracts				$(17,785)

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

Credit default swap agreements on corporate issues-buy protection5

Counterparty	Referenced obligation	Notional amount		Termination date	Payments made by the Fund[6]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	315,000	06/20/20	1.000%	$1,271	$(3,433)	$(2,162)
CITI	HSBC Bank plc bond, 4.000%, due 01/15/21	EUR	75,000	03/20/20	1.000	1,546	(1,486)	60
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	930,000	06/20/20	1.000	23,473	(24,453)	(980)

						$26,290	$(29,372)	$(3,082)

Credit default swap agreements on corporate issues-sell protection7

Counterparty	Referenced obligation	Notional amount	Termination date	Payments received by the Fund[6]	Upfront Payments (made)/ received	Value	Unrealized appreciation	Credit spread[8]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR 70,000	06/20/19	1.000%	$2,389	$572	$2,961	0.672%
CITI	Standard Chartered Bank plc bond, 0.000%, due 03/20/20	EUR 75,000	03/20/20	1.000	(178)	1,271	1,093	0.480
GSI	Freeport-McMoRan, Inc. bond, 3.550%, due 03/01/22	USD 100,000	12/20/19	1.000	2,697	(1,428)	1,269	1.556
JPMCB	Teck Resources Ltd. bond, 3.150%, due 12/20/19	USD 100,000	12/20/19	1.000	5,357	615	5,972	0.782
JPMCB	Teck Resources Ltd. bond, 3.150%, due 03/20/20	USD 235,000	03/20/20	1.000	11,240	876	12,116	0.883

					$21,505	$1,906	$23,411

Centrally cleared credit default swap agreements on credit indices-buy protection5

Referenced obligation	Notional amount	Termination date	Payments made by the Fund[6]	Value	Unrealized depreciation
iTraxx Europe Series 25 Index	EUR 3,430,000	06/20/21	1.000%	$(64,990)	$(26,992)

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$74,655,388	$—	$74,655,388
Asset-backed security	—	94,929	—	94,929
Non-U.S. government obligations	—	429,669	—	429,669
Short-term investment	3,029,198	—	—	3,029,198
Forward foreign currency contracts	—	12,894	—	12,894
Futures contracts	21,060	—	—	21,060
Swap agreements, at value	—	3,334	—	3,334
Total	$3,050,258	$75,196,214	$—	$78,246,472

Liabilities
Forward foreign currency contracts	$—	$(195,604)	$—	$(195,604)
Futures contracts	(38,845)	—	—	(38,845)
Swap agreements, at value	—	(95,790)	—	(95,790)
Total	$(38,845)	$(291,394)	$—	$(330,239)

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4	Perpetual investment. Date shown reflects the next call date.
5	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
6	Payments made or received are based on the notional amount.
7	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
8	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
ADR	American Depositary Receipt
CVA	Dutch Certification — Depository Certificate
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Counterparty abbreviations
BB	Barclays Bank plc
CITI	Citibank NA
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly, UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 30, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date: May 30, 2017